Note 14 - Related Party Transactions (Details Textual) - CAD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022
Statement Line Items [Line Items]
Revenue from rendering of services, related party transactions	$ 26,000	$ 24,000	$ 75,000	$ 71,000
Subordinated notes payable [member]
Statement Line Items [Line Items]
Notional amount	5,000,000.0		5,000,000.0
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	1,500,000		1,500,000		$ 1,300,000
Allowance account for credit losses of financial assets at end of period	0		0		0
Key management personnel of entity or parent [member] | Subordinated notes payable [member]
Statement Line Items [Line Items]
Notional amount	500,000		500,000
Corporation controlled by key management personnel [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	$ 2,700,000		$ 2,700,000		$ 3,900,000